Subsequent Events - Additional Information (Detail) - USD ($)	Mar. 15, 2021	Mar. 31, 2021	Jan. 12, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Cash		$ 377,294		$ 1,178,377
Class of warrant, exercise price		$ 11.50		$ 11.50
Credit Agreement [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Percentage of minimum net required on annual projections	85.00%
Credit Agreement [Member] | Term Loan [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage	1.50%
Credit Agreement [Member] | Revolving Credit Facility [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage	0.50%
Talkspace Network LLC [Member] | Credit Agreement [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 5,000,000
Debt instrument, term	36 months
Talkspace Network LLC [Member] | Credit Agreement [Member] | Term Loan [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 15,000,000
JPMorgan Chase Bank, N.A [Member] | Credit Agreement [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Class of warrant or right, number of securities called by warrants or rights	114,454
Class of warrant, exercise price	$ 0.01
Proceeds from issuance of warrants	$ 20,000,000
Minimum [Member] | Credit Agreement [Member] | Term Loan [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage	4.75%
Minimum [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage	3.75%
Subsequent Event [Member] | Credit Agreement [Member] | Term Loan [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Percentage of minimum net required on annual projections	85.00%
Debt instrument, interest rate, stated percentage	1.50%
Subsequent Event [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage	0.50%
Subsequent Event [Member] | Talkspace Network LLC [Member] | Credit Agreement [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 5,000,000
Debt instrument, term	36 months
Subsequent Event [Member] | Talkspace Network LLC [Member] | Credit Agreement [Member] | Term Loan [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 15,000,000
Subsequent Event [Member] | JPMorgan Chase Bank, N.A [Member] | Credit Agreement [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Class of warrant or right, number of securities called by warrants or rights	114,454
Class of warrant, exercise price	$ 0.01
Proceeds from issuance of warrants	$ 20,000,000
Subsequent Event [Member] | Minimum [Member] | Credit Agreement [Member] | Term Loan [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage	4.75%
Subsequent Event [Member] | Minimum [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage	3.75%
Subsequent Event [Member] | Talkspace, Inc [Member] | Groop Internet Platform Inc [Member]
Subsequent Event [Line Items]
Business acquisition, estimated value of the entity			$ 1,400,000,000
Cash			$ 250,000,000